UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8104
                                    --------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:      09/30
                          --------------------------
Date of reporting period:   06/30/09
                          --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.9%                                  SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 27.6%
American Campus Communities, Inc.                        42,870   $     950,856
Anworth Mortgage Asset Corp.                            118,045         851,104
Apollo Investment Corp.                                  97,625         585,750
Ares Capital Corp.                                       72,850         587,171
Argo Group International Holdings Ltd.*                  30,996         874,707
Aspen Insurance Holdings Ltd.+                           29,365         656,014
Cash America International, Inc.                         10,900         254,951
City Holding Co.                                         24,475         743,061
Columbia Banking System, Inc.                            51,745         529,351
Dime Community Bancshares, Inc.                          47,750         435,003
First Merchants Corp.                                    15,715         126,191
First Niagara Financial Group, Inc.+                     72,810         831,490
FirstMerit Corp.                                         43,141         732,534
Flushing Financial Corp.                                 63,890         597,372
Highwoods Properties, Inc.                               24,515         548,401
Home Properties, Inc.                                    19,765         673,987
IBERIABANK Corp.                                         23,185         913,721
Independent Bank Corp.                                   29,060         572,482
IPC Holdings Ltd.                                        30,005         820,337
LTC Properties, Inc.                                     39,095         799,493
Maiden Holdings, Ltd.                                   105,100         689,456
MFA Mortgage Investments, Inc.                           90,550         626,606
MGIC Investment Corp.*+                                  85,700         377,080
Montpelier Re Holdings Ltd.                              37,740         501,565
Nara Bancorp, Inc.*                                      41,635         215,669
National Retail Properties, Inc.+                        52,400         909,140
New Alliance Bancshares, Inc.                            68,500         787,750
Platinum Underwriters Holdings Ltd.                      39,530       1,130,162
Potlatch Corp.+                                          19,921         483,881
ProAssurance Corp.*                                      10,800         499,068
Prosperity Bancshares, Inc.+                             17,320         516,656
South Financial Group, Inc.                             234,600         279,174
Sterling Bancshares, Inc.                                92,102         583,006
Stewart Information Services Corp.                       15,375         219,094
Sun Communities, Inc.                                    50,750         699,335
SVB Financial Group*                                     18,400         500,848
Trustmark Corp.+                                         32,750         632,730
Washington Federal, Inc.                                 18,175         236,275
--------------------------------------------------------------------------------
                                                                     22,971,471
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.4%
Arris Group, Inc.*                                       67,025         815,024
Avocent Corp.*                                           26,530         370,359
Black Box Corp.                                          27,785         929,964
Brocade Communications Systems, Inc.*                    84,495         660,751
CommScope, Inc.*                                         14,820         389,173
CSG Systems International, Inc.*                         24,480         324,115
CTS Corp.                                                37,470         245,429
Digital River, Inc.*                                     16,320         592,742
EarthLink, Inc.+                                         87,620         649,264
Fairchild Semiconductor International, Inc.*             62,845         439,287
Finisar Corp.*                                          332,769         189,678
Insight Enterprises, Inc.*                               46,275         447,017
j2 Global Communications, Inc.*                          28,790         649,502
NICE Systems Ltd. ADR*                                   25,810         595,437
Perot Systems Corp. - Class A*                           46,740         669,784
SeaChange International, Inc.*                          119,550         959,986
SonicWALL, Inc.*                                         81,340         445,743
SPSS, Inc.*+                                             18,670         623,018
Symmetricom, Inc.*                                       65,640         378,743
Technitrol, Inc.                                         90,300         584,241
TriQuint Semiconductor, Inc.*                           198,225       1,052,574
United Online, Inc.                                      96,960         631,210
VeriFone Holdings, Inc.*                                 31,700         238,067
Zoran Corp.*                                             67,885         739,947
--------------------------------------------------------------------------------
                                                                     13,621,055
--------------------------------------------------------------------------------

INDUSTRIALS -- 14.6%
American Commercial Lines, Inc.*                         14,706         227,649
Ampco-Pittsburgh Corp.                                   22,595         529,853
Arkansas Best Corp.+                                     17,240         454,274
Barnes Group                                             45,900         545,751
Ceradyne, Inc.*                                          35,105         619,954
Consolidated Graphics, Inc.*                             13,285         231,425
Curtiss-Wright Corp.                                     15,600         463,788
DynCorp International, Inc.*                             35,015         587,902
Eagle Bulk Shipping, Inc.*+                              55,655         261,022
EnPro Industries, Inc.*                                  22,495         405,135
Esterline Technologies Corp.*                            20,000         541,400
Gibraltar Industries, Inc.*                              42,050         288,884
GrafTech International Ltd.*                             71,125         804,424
HUB Group, Inc. - Class A*                               31,180         643,555
Hubbell, Inc. - Class B                                  25,130         805,668
Interline Brands, Inc.*                                  66,745         913,072
JetBlue Airways Corp.*                                  177,505         757,946
Pike Electric Corp.*                                     48,305         582,075
School Specialty, Inc.*+                                 26,740         540,415
Seaspan Corp.                                            60,615         372,782
Thomas & Betts Corp.*                                    14,200         409,386
UAL Corp.*+                                              93,705         298,919
URS Corp.*                                               17,843         883,585
--------------------------------------------------------------------------------
                                                                     12,168,864
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.1%
99 Cents Only Stores*+                                   66,140         898,181
Asbury Automotive Group, Inc.*                           56,435         577,894
Brown Shoe Co., Inc.                                    129,000         933,959
Build-A-Bear Workshop, Inc.*                             78,662         351,619
CEC Entertainment, Inc.*                                 16,995         501,013
Chico's FAS, Inc.*                                       69,100         672,343
Cooper Tire & Rubber Co.                                 87,125         864,280
Ethan Allen Interiors, Inc.                              19,880         205,957
Fuel Systems Solutions, Inc.*+                           19,200         387,648
Hot Topic, Inc.*+                                        85,770         626,979
Jackson Hewitt Tax Service, Inc.*                       117,450         735,237
JAKKS Pacific, Inc.*                                     35,255         452,322
Regis Corp.                                              34,375         598,469

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.1% (CONTINUED)
Service Corp. International                              56,405   $     309,099
Skechers U.S.A., Inc. - Class A*                         62,130         607,010
Tenneco, Inc.*                                           39,465         418,329
Wet Seal, Inc. - Class A*+                              164,930         506,335
Zumiez, Inc.*+                                           57,650         461,777
--------------------------------------------------------------------------------
                                                                     10,108,451
--------------------------------------------------------------------------------

MATERIALS -- 7.9%
Brush Engineered Materials, Inc.*                        26,225         439,269
Buckeye Technologies, Inc.*                              48,120         216,059
Cabot Corp.+                                             31,100         391,238
Carpenter Technology Group                               22,575         469,786
Century Aluminum Co.*                                    43,900         273,497
Cliff's Natural Resources, Inc.                          22,960         561,831
Hecla Mining Co.*+                                      131,555         352,567
Innospec, Inc.                                           26,605         286,004
Intrepid Potash, Inc.*+                                  19,650         551,772
Myers Industries, Inc.                                   54,195         450,902
Olympic Steel, Inc.                                      19,925         487,565
OM Group, Inc.*                                          18,010         522,650
Rockwood Holdings, Inc.*                                 41,425         606,462
Spartech Corp.*                                          51,725         475,353
Stillwater Mining Co.*+                                  86,155         491,945
--------------------------------------------------------------------------------
                                                                      6,576,900
--------------------------------------------------------------------------------

ENERGY -- 6.9%
Bronco Drilling Co., Inc.*                               16,510          70,663
Cabot Oil & Gas Corp.                                    32,735       1,002,999
Forest Oil Corp.*                                        19,299         287,941
Gulf Island Fabrication, Inc.                            16,800         265,944
GulfMark Offshore, Inc.*+                                10,000         276,000
Helix Energy Solutions Group, Inc.*                      69,300         753,291
Holly Corp.                                              26,325         473,324
Hornbeck Offshore Services, Inc.*                        11,000         235,290
Mariner Energy, Inc.*                                    22,200         260,850
Nordic American Tanker Shipping Ltd.+                     7,295         232,127
Penn Virginia Corp.                                      13,900         227,543
Pioneer Drilling Co.*                                    29,360         140,634
St. Mary Land & Exploration Co.                           9,900         206,613
Superior Well Services, Inc.*                            16,500          98,175
USEC, Inc.*+                                            184,190         979,891
Whiting Petroleum Corp.*                                  7,610         267,568
--------------------------------------------------------------------------------
                                                                      5,778,853
--------------------------------------------------------------------------------

HEALTH CARE -- 6.2%
Akorn, Inc.*                                            154,600         185,520
AMERIGROUP Corp.*+                                       12,450         334,283
Celera Corp.*                                            31,705         241,909
Chemed Corp.                                              8,055         318,011
Endo Pharmaceutical Holdings, Inc.*                      13,200         236,544
Facet Biotech Corp.*                                     19,700         183,013
ICU Medical, Inc.*                                        8,100         333,315
Inspire Pharmaceuticals, Inc.*                           41,700         231,852
Invacare Corp.+                                          16,250         286,813
Magellan Health Services, Inc.*                          10,800         354,456
MDS, Inc.*                                               40,200         214,668
Par Pharmaceutical Cos., Inc.*                           44,005         666,675
Parexel International Corp.*                             19,325         277,894
PSS World Medical, Inc.*+                                23,445         433,967
Salix Pharmaceuticals Ltd.*                              18,775         185,309
Varian, Inc.*                                            12,655         498,987
ViroPharma, Inc.*                                        27,900         165,447
--------------------------------------------------------------------------------
                                                                      5,148,663
--------------------------------------------------------------------------------

UTILITIES -- 5.0%
AGL Resources, Inc.                                      16,175         514,365
Atmos Energy Corp.+                                      29,065         727,788
Avista Corp.                                             47,300         842,412
Cleco Corp.                                              16,225         363,765
MGE Energy, Inc.                                         17,880         599,874
Northwestern Corp.                                       18,350         417,646
Westar Energy, Inc.                                      35,210         660,892
--------------------------------------------------------------------------------
                                                                      4,126,742
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.2%
Elizabeth Arden, Inc.*                                   37,540         327,724
NBTY, Inc.*                                              30,800         866,097
Sanderson Farms, Inc.                                    14,500         652,500
Spartan Stores, Inc.+                                    23,940         297,095
TreeHouse Foods, Inc.*                                   17,385         500,166
--------------------------------------------------------------------------------
                                                                      2,643,582
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  83,144,581
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.2%
Invesco AIM Liquid Assets Portfolio **               14,845,739      14,845,739
Touchstone Institutional
    Money Market Fund^                                  297,714         297,714
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  15,143,453
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.1%
(Cost $116,296,287)                                               $  98,288,034

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.1%)                    (15,058,087)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  83,229,947
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $14,169,500.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 83,144,581   $         --   $         --   $ 83,144,581
Mutual Fund             15,143,453             --             --     15,143,453
                      ----------------------------------------------------------
                                                                   $ 98,288,034

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund - June 30, 2009 (Unaudited)

--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.5%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 96.5%
Abbott Laboratories                                      61,550   $   2,895,312
Acorda Therapeutics, Inc.*                               46,779       1,318,700
Alcon, Inc.+                                              5,630         653,756
Alexion Pharmaceuticals, Inc.*                           48,100       1,977,872
Alkermes, Inc.*                                          24,790         268,228
Allergan, Inc.+                                          31,340       1,491,157
AMERIGROUP Corp.*                                        29,770         799,325
AmerisourceBergen Corp.                                  37,760         669,862
Amylin Pharmaceuticals, Inc.*                            20,100         271,350
Auxilium Pharmaceuticals, Inc.*                          18,500         580,530
Beckman Coulter, Inc.                                    15,760         900,526
Becton, Dickinson & Co.                                  19,830       1,414,077
Cooper Cos., Inc.                                        10,580         261,643
DaVita, Inc.*                                            17,680         874,453
Express Scripts, Inc.*                                   33,770       2,321,688
Gilead Sciences, Inc.*                                   53,180       2,490,951
HealthSouth Corp.*                                       36,340         524,750
Illumina, Inc.*                                          12,220         475,847
Immucor, Inc.*                                           20,230         278,365
Johnson & Johnson+                                       53,350       3,030,280
Laboratory Corp. of America Holdings*                    23,460       1,590,353
Life Technologies Corp.*                                 21,120         881,126
Mednax, Inc.*                                             5,470         230,451
Mylan, Inc.*+                                            15,890         207,365
NuVasive, Inc.+                                          10,660         475,436
Omnicare, Inc.+                                          36,150         931,224
PharMerica Corp.*+                                       34,142         670,207
Psychiatric Solutions, Inc.*                             21,430         487,318
Savient Pharmaceuticals, Inc.*                           16,280         225,641
Schering-Plough                                          70,060       1,759,907
St. Jude Medical, Inc.*                                  26,120       1,073,532
Stryker Corp.                                            15,140         601,664
Teva Pharmaceutical Industries Ltd. ADR+                 13,590         670,531
Thermo Fisher Scientific, Inc.*                          20,670         842,716
United Therapeutics Corp.*                               23,330       1,944,089
UnitedHealth Group, Inc.                                 41,060       1,025,679
Universal Health Services - Class B                       7,040         343,904
West Pharmaceutical Services, Inc.                        4,990         173,902
Wyeth                                                    76,770       3,484,589
XenoPort, Inc.*                                          31,100         720,587
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  41,838,893
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 20.3%
Invesco AIM Liquid Assets Portfolio **                7,908,941       7,908,941
Touchstone Institutional
    Money Market Fund^                                  899,015         899,015
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   8,807,956
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.8%
(Cost $46,331,631)                                                $  50,646,849

LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.8%)                     (7,284,163)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  43,362,686
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $7,716,123.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 41,838,893   $         --   $         --   $ 41,838,893
Mutual Fund              8,807,956             --             --      8,807,956
                      ----------------------------------------------------------
                                                                   $ 50,646,849

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund  - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.2%
$  500,000  FHLMC, 1.38%, 5/16/11                                 $     501,540
   245,000  FHLMC, 5.75%, 1/15/12                                       270,292
   125,000  FNMA, 4.63%, 10/15/13                                       134,948
    85,000  FNMA, 5.38%, 6/12/17                                         94,835
    50,000  GMAC LLC, 2.20%, 12/19/12                                    49,798
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                    $   1,051,413
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 38.8%
            FINANCIALS -- 15.9%
    20,000  Allstate Life Global
                Funding Trust, 5.38%, 4/30/13                            20,680
    25,000  American Express Bank, 5.50%, 4/16/13                        24,534
    30,000  Bank of America Corp., 5.75%, 8/15/16                        26,030
    45,000  Bank One Corp., 5.90%, 11/15/11                              47,128
    40,000  Barclays Bank PLC, 6.75%, 5/22/19                            39,671
    30,000  Bear Stearns Co. LLC, 6.40%, 10/2/17                         30,053
    15,000  Capital One Financial, 4.80%, 2/21/12                        14,706
    65,000  Citigroup, 5.25%, 2/27/12                                    63,473
    40,000  Citigroup, 5.00%, 9/15/14                                    33,533
    40,000  CME Group, Inc., 5.75%, 2/15/14                              42,657
    35,000  Goldman Sachs, 6.15%, 4/1/18                                 34,075
    75,000  Merrill Lynch & Co., 6.15%, 4/25/13                          75,106
    20,000  MetLife, Inc., 5.00%, 6/15/15                                19,055
    65,000  Morgan Stanley, 6.75%, 4/15/11                               68,092
    30,000  PNC Funding Corp., 5.63%, 2/1/17                             27,803
    25,000  Prudential Financial, Inc., 5.15%, 1/15/13                   24,261
    25,000  Simon Property Group, 5.75%, 12/1/15                         23,025
--------------------------------------------------------------------------------
                                                                        613,882
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 7.4%
    25,000  Coca-Cola Co., 5.35%, 11/15/17                               26,699
    25,000  Conagra Foods, Inc., 7.00%, 4/15/19                          27,407
    25,000  CVS Caremark Corp., 6.60%, 3/15/19                           26,713
    35,000  General Mills, 5.65%, 2/15/19                                36,580
    25,000  Kraft Foods, Inc., 6.50%, 8/11/17                            26,331
    30,000  Kroger Co., 6.40%, 8/15/17                                   31,805
    40,000  Procter & Gamble Co., 4.70%, 2/15/19                         40,565
    20,000  Safeway, Inc., 5.80%, 8/15/12                                21,412
    20,000  Staples, Inc., 7.75%, 4/1/11                                 21,150
    25,000  Wal-Mart Stores, 5.80%, 2/15/18                              27,234
--------------------------------------------------------------------------------
                                                                        285,896
--------------------------------------------------------------------------------

            CONSUMER DISCRETIONARY -- 4.2%
    20,000  Comcast Corp., 5.88%, 2/15/18                                20,273
    20,000  Johnson Controls, Inc., 5.25%, 1/15/11                       20,217
    35,000  McDonald's Corp., 5.35%, 3/1/18                              36,932
    30,000  Time Warner Cable, Inc., 6.20%, 7/1/13                       31,609
    20,000  Time Warner Cable, Inc., 8.25%, 4/1/19                       22,692
    30,000  Walt Disney Co., 5.50%, 3/15/19                              31,444
--------------------------------------------------------------------------------
                                                                        163,167
--------------------------------------------------------------------------------

            INFORMATION TECHNOLOGY -- 2.6%
    40,000  Oracle Corp., 5.75%, 4/15/18                                 42,194
    40,000  Oracle Corp., 5.00%, 7/8/19                                  39,851
    20,000  Xerox Corp., 5.50%, 5/15/12                                  19,945
--------------------------------------------------------------------------------
                                                                        101,990
--------------------------------------------------------------------------------

            INDUSTRIALS -- 2.2%
    65,000  General Electric Capital
                Corp., 4.80%, 5/1/13                                     65,070
    20,000  General Electric Capital
                Corp., 5.63%, 5/1/18                                     18,916
--------------------------------------------------------------------------------
                                                                         83,986
--------------------------------------------------------------------------------

            ENERGY -- 2.0%
    25,000  Conoco Funding Co., 6.35%, 10/15/11                          27,285
    20,000  Shell International, 5.63%, 6/27/11                          21,510
    25,000  Valero Energy, 9.38%, 3/15/19                                28,475
--------------------------------------------------------------------------------
                                                                         77,270
--------------------------------------------------------------------------------

            UTILITIES -- 1.7%
    20,000  Arizona Public Service, 8.75%, 3/1/19                        21,806
    25,000  Exelon Corp., 4.90%, 6/15/15                                 23,277
    20,000  Midamerican Energy
                Holdings, 5.75%, 4/1/18                                  20,804
--------------------------------------------------------------------------------
                                                                         65,887
--------------------------------------------------------------------------------

            HEALTH CARE -- 1.5%
    30,000  Abbott Laboratories, 5.88%, 5/15/16                          32,719
    25,000  WellPoint, Inc., 5.00%, 1/15/11                              25,632
--------------------------------------------------------------------------------
                                                                         58,351
--------------------------------------------------------------------------------

            TELECOMMUNICATION SERVICES -- 1.3%
    20,000  AT&T, Inc., 5.50%, 2/1/18                                    19,971
    30,000  Verizon Communications, Inc.,
                5.50%, 2/15/18                                           29,793
--------------------------------------------------------------------------------
                                                                         49,764
--------------------------------------------------------------------------------

            TOTAL CORPORATE BONDS                                 $   1,500,193
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 27.2%
   295,000  U.S. Treasury Bond, .88%, 3/31/11                           294,596
   250,000  U.S. Treasury Bond, 1.38%, 4/15/12                          249,082
   170,000  U.S. Treasury Bond, 1.75%, 3/31/14                          164,422
   250,000  U.S. Treasury Bond, 2.38%, 3/31/16                          238,223
   110,000  U.S. Treasury Bond, 2.75%, 2/15/19                          103,022
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                       $   1,049,345
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund  (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
 SHARES                                                               VALUE

--------------------------------------------------------------------------------

            INVESTMENT FUND -- 7.7%
   296,616  Touchstone Institutional
                Money Market Fund^                                $     296,616
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.9%
            (Cost $3,899,295)                                     $   3,897,567

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.9%)                                   (34,036)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $   3,863,531
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bond        $         --   $  1,820,283   $         --   $  1,820,283
FNMA                            --        134,948             --        134,948
Government Bond                 --        596,375             --        596,375
Mutual Fund                296,616             --             --        296,616
Treasury Bond                   --      1,049,345             --      1,049,345
                      ----------------------------------------------------------
                                                                   $  3,897,567

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 96.9%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.9%
Accenture Ltd. (Bermuda)                                  7,390   $     247,269
ARM Holdings PLC ADR (Britain)                           91,470         546,076
Baidu, Inc. ADR (Cayman Islands)*                         1,083         326,080
Canon, Inc. ADR (Japan)                                  17,832         580,075
Hitachi Ltd. ADR (Japan)                                  8,246         255,379
Infosys Technologies Ltd. ADR (India)                     8,165         300,309
Logitech International S.A. ADR (Switzerland)*           23,106         323,484
Nidec Corp. ADR (Japan)                                  35,559         537,296
Nokia Oyj ADR (Finland)                                  27,813         405,514
Research In Motion Ltd. (Canada)*                         7,663         544,456
SAP AG ADR (Germany)                                     17,074         686,205
Taiwan Semiconductor
    Manufacturing Co. Ltd. ADR (Taiwan)                  47,375         445,799
Trend Micro, Inc. ADR (Japan)                            11,816         372,795
--------------------------------------------------------------------------------
                                                                      5,570,737
--------------------------------------------------------------------------------

HEALTH CARE -- 14.7%
Alcon, Inc. ADR (Switzerland)                             6,639         770,920
AstraZeneca PLC ADR (Britain)                            12,700         560,578
Bayer AG ADR (Germany)                                   10,930         585,848
Covidien PLC (Ireland)                                    8,052         301,467
Fresenius Medical Care AG & Co.
    KGaA ADR (Germany)                                   12,500         562,500
GlaxoSmithKline PLC ADR (Britain)                         8,589         303,535
Novartis AG ADR (Switzerland)                             7,911         322,690
Novo-Nordisk A/S ADR (Denmark)                           10,258         558,651
Teva Pharmaceutical Industries Ltd. ADR (Israel)          7,429         366,547
--------------------------------------------------------------------------------
                                                                      4,332,736
--------------------------------------------------------------------------------

FINANCIALS -- 12.6%
Allianz SE ADR (Germany)                                 44,180         406,898
AXA ADR (France)                                         32,822         622,305
Banco Santander S.A. ADR (Spain)                         34,168         413,433
Credit Suisse Group ADR (Switzerland)                    16,901         772,882
HSBC Holdings PLC ADR (Britain)                          14,662         612,432
ING Groep N.V. ADR (Netherlands)                         41,546         421,276
Mitsubishi UFJ Financial
    Group, Inc. ADR (MUFG) (Japan)                       72,813         447,072
--------------------------------------------------------------------------------
                                                                      3,696,298
--------------------------------------------------------------------------------

ENERGY -- 10.4%
EnCana Corp. (Canada)                                     9,612         475,506
Petroleo Brasileiro ADR (Brazil)                         15,822         648,385
Santos Ltd. ADR (Australia)                               9,488         448,688
Schlumberger Ltd. (United States)                         5,569         301,339
StatoilHydro ASA ADR (Norway)                            30,614         605,238
Total S.A. ADR (France)                                  10,434         565,836
--------------------------------------------------------------------------------
                                                                      3,044,992
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.5%
British American Tobacco PLC ADR (Britain)               14,543         811,499
Bunge Ltd. (United States)                                6,252         376,683
Diageo PLC ADR (Britain)                                  8,369         479,125
Nestle S.A. ADR (Switzerland)                            11,397         428,755
Phillip Morris International, Inc. (United States)        7,630         332,821
Tesco PLC ADR (Britain)                                  21,575         375,837
--------------------------------------------------------------------------------
                                                                      2,804,720
--------------------------------------------------------------------------------

MATERIALS -- 8.7%
BASF AG ADR (Germany)                                     8,787         349,283
Potash Corp. of Saskatchewan, Inc. (Canada)               7,130         663,448
Randgold Resources Ltd. (France)                          3,885         249,300
Rio Tinto PLC ADR (Britain)                               1,498         245,477
Syngenta AG ADR (Switzerland)                            10,772         501,113
Vale S.A. ADR (Brazil)                                   30,713         541,470
--------------------------------------------------------------------------------
                                                                      2,550,091
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.1%
BT Group PLC ADR (Britain)                               13,329         223,927
China Mobile Ltd. ADR (Hong Kong)                        10,642         532,951
Telefonica S.A. ADR (Spain)                              11,990         814,001
Vodafone Group PLC ADR (Britain)                         26,281         512,217
--------------------------------------------------------------------------------
                                                                      2,083,096
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.9%
ABB Ltd. ADR (Switzerland)                               19,948         314,779
BAE Systems PLC ADR (Britain)                            21,441         481,350
Chicago Bridge & Iron Co. N.V.
    ADR (Netherlands)*                                   11,478         142,327
Kubota Corp. ADR (Japan)                                 17,599         720,152
Siemens AG ADR (Germany)                                  5,347         369,959
--------------------------------------------------------------------------------
                                                                      2,028,567
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.9%
Honda Motor Co., Ltd. ADR (Japan)                         8,900         243,593
Makita Corp. ADR (Japan)                                 12,246         295,863
Panasonic Corp. ADR (Japan)                              21,060         281,993
Sony Corp. ADR (Japan)                                   23,765         614,564
--------------------------------------------------------------------------------
                                                                      1,436,013
--------------------------------------------------------------------------------

UTILITIES -- 3.2%
E.ON AG ADR (Germany)                                    17,167         608,070
Veolia Environnement ADR (France)                        11,583         342,162
--------------------------------------------------------------------------------
                                                                        950,232
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  28,497,482
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.0%
Touchstone Institutional
    Money Market Fund^                                  874,054   $     874,054
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $31,949,124)                                                $  29,371,536

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            22,452
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  29,393,988
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 28,497,482   $         --   $         --   $ 28,497,482
Mutual Fund                874,054             --             --        874,054
                      ----------------------------------------------------------
                                                                   $ 29,371,536

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.3%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.0%
Akamai Technologies, Inc.*+                              86,162   $   1,652,587
Alcatel - Lucent*+                                      828,800       2,055,424
Alliance Data Systems Corp.*+                            28,200       1,161,558
Electronic Arts, Inc.*                                  126,010       2,736,937
Fiserv, Inc.*                                            66,480       3,038,136
Global Payments, Inc.                                    48,200       1,805,572
IAC/InterActiveCorp.*                                   108,670       1,744,154
McAfee, Inc.*+                                           94,070       3,968,814
NCR Corp.*+                                             184,810       2,186,302
NetApp, Inc.*+                                           88,130       1,737,924
Novellus Systems, Inc.*+                                 77,433       1,293,131
ON Semiconductor*                                       240,620       1,650,653
Sybase, Inc.*+                                           77,047       2,414,653
Synopsys, Inc.*                                         110,910       2,163,854
Western Digital Corp.*                                  123,070       3,261,355
--------------------------------------------------------------------------------
                                                                     32,871,054
--------------------------------------------------------------------------------

FINANCIALS -- 13.4%
AllianceBerstein Holding LP                              82,990       1,667,269
Arch Capital Group Ltd.*                                 27,200       1,593,376
Assured Guaranty Ltd.                                   134,690       1,667,462
Digital Realty Trust, Inc.+                              73,900       2,649,315
Douglas Emmett, Inc.                                    126,400       1,136,336
First Horizon National Corp.*                           211,082       2,532,989
MSCI, Inc. - Class A*                                   135,970       3,323,108
NYSE Euronext, Inc.                                      78,780       2,146,755
People's United Financial, Inc.                         111,160       1,671,846
SunTrust Banks, Inc.                                    133,520       2,196,404
Zions BanCorp.+                                         116,400       1,345,584
--------------------------------------------------------------------------------
                                                                     21,930,444
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.1%
Abercrombie & Fitch Co.+                                 91,190       2,315,314
Aeropostale, Inc.*+                                      49,750       1,704,933
CBS Corp. - Class B+                                    156,620       1,083,810
Dollar Tree, Inc.*                                       61,866       2,604,559
Interpublic Group of Cos., Inc.*                        351,170       1,773,409
Las Vegas Sands Corp.*+                                 136,030       1,069,196
Magna International, Inc. - Class A*+                    37,560       1,586,534
NVR, Inc.*                                                3,800       1,909,082
O'Reilly Automotive, Inc.*+                              77,270       2,942,441
PetSmart, Inc.                                          110,870       2,379,270
Priceline.com, Inc.*                                     19,800       2,208,690
--------------------------------------------------------------------------------
                                                                     21,577,238
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.3%
AMETEK, Inc.                                             59,250       2,048,865
Flowserve Corp.                                          39,090       2,728,873
FTI Consulting, Inc.*                                    31,390       1,592,101
Joy Global, Inc.                                         48,880       1,745,994
McDermott International, Inc.*                          166,710       3,385,879
Quanta Services, Inc.*                                   88,580       2,048,855
Roper Industries, Inc.+                                  38,170       1,729,483
SunPower Corp. - Class A*+                               65,920       1,756,109
URS Corp.*                                               65,300       3,233,656
--------------------------------------------------------------------------------
                                                                     20,269,815
--------------------------------------------------------------------------------

HEALTH CARE -- 10.9%
Biovail Corp.                                           210,240       2,827,728
Covance, Inc.*+                                          47,200       2,322,240
Intuitive Surgical, Inc.*+                               11,420       1,868,997
Inverness Medical Innovations, Inc.*                     81,190       2,888,740
King Pharmaceuticals, Inc.*+                            258,510       2,489,451
Life Technologies Corp.*                                 65,210       2,720,561
Mylan, Inc.*+                                           123,920       1,617,156
Universal Health Services, Inc. - Class B                24,330       1,188,521
--------------------------------------------------------------------------------
                                                                     17,923,394
--------------------------------------------------------------------------------

ENERGY -- 8.0%
Alpha Natural Resources, Inc.*+                          75,600       1,986,012
Concho Resources, Inc.*                                  50,130       1,438,230
ENSCO International, Inc.                                51,860       1,808,358
FMC Technologies, Inc.*+                                 59,890       2,250,665
NuStar Energy LP                                         37,820       2,043,415
Petrohawk Energy Corp.*                                  70,710       1,576,833
Plains All American Pipeline LP                          47,870       2,036,869
--------------------------------------------------------------------------------
                                                                     13,140,382
--------------------------------------------------------------------------------

UTILITIES -- 7.0%
AES Corp.*                                              202,990       2,356,714
Calpine Corp.*+                                         231,220       2,578,103
Northeast Utilities                                      69,730       1,555,676
NV Energy, Inc.                                         186,750       2,015,033
UGI Corp.+                                              115,510       2,944,350
--------------------------------------------------------------------------------
                                                                     11,449,876
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.5%
Leap Wireless International, Inc.*                       56,500       1,860,545
Millicom International Cellular S.A.*                    31,900       1,794,694
SBA Communications Corp. - Class A*                     123,410       3,028,481
Windstream Corp.                                        278,660       2,329,598
--------------------------------------------------------------------------------
                                                                      9,013,318
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.2%
Church & Dwight Co., Inc.+                               31,560       1,714,024
J.M. Smucker Co. (The)                                   64,700       3,148,301
Sara Lee Corp.                                          167,680       1,636,557
Whole Foods Market, Inc.*+                              108,100       2,051,738
--------------------------------------------------------------------------------
                                                                      8,550,620
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Commercial Metals Co.                                   100,850       1,616,625
Pan American Silver Corp.*                               78,530       1,439,455
--------------------------------------------------------------------------------
                                                                      3,056,080
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 159,782,221
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 24.0%
Invesco AIM Liquid Assets Portfolio **               39,409,738   $  39,409,738
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.3%
(Cost $192,816,257)                                               $ 199,191,959

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.3%)                    (34,956,164)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 164,235,795
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $38,204,333.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $159,782,221   $         --   $         --   $159,782,221
Mutual Fund             39,409,738             --             --     39,409,738
                      ----------------------------------------------------------
                                                                   $199,191,959

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 95.4%                                  SHARES        VALUE
--------------------------------------------------------------------------------

ENERGY -- 20.2%
Enerplus Resources Fund                                  33,080   $     710,889
Hugoton Royalty Trust                                    44,530         643,013
Kinder Morgan Management LLC*                            25,249       1,140,497
Southern Union Co.                                       34,650         637,214
Spectra Energy Corp.                                     37,660         637,207
--------------------------------------------------------------------------------
                                                                      3,768,820
--------------------------------------------------------------------------------

UTILITIES -- 16.3%
American Water Works Co., Inc.                           22,765         435,039
CMS Energy Corp.                                         27,705         334,676
National Grid PLC ADR                                    14,065         636,160
NiSource, Inc.                                           46,060         537,060
Northeast Utilities                                      14,800         330,188
ONEOK, Inc.                                              17,790         524,627
Pepco Holdings, Inc.                                     19,800         266,112
--------------------------------------------------------------------------------
                                                                      3,063,862
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 12.0%
Colgate-Palmolive Co.                                    11,810         835,440
Kraft Foods, Inc. - Class A                              19,645         497,804
Procter & Gamble Co.                                     10,595         541,405
Unilever N.V.                                            15,935         385,308
--------------------------------------------------------------------------------
                                                                      2,259,957
--------------------------------------------------------------------------------

HEALTH CARE -- 11.7%
Abbott Laboratories                                      11,840         556,954
Bristol-Myers Squibb Co.                                 14,795         300,486
Johnson & Johnson                                        13,490         766,232
Merck & Co., Inc.                                        20,770         580,729
--------------------------------------------------------------------------------
                                                                      2,204,401
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 11.5%
AT&T, Inc.                                               21,055         523,006
BCE, Inc.                                                21,265         439,335
China Mobile Ltd.                                         7,935         397,385
Telefonica S.A.  ADR                                      6,680         453,505
Windstream Corp.                                         42,300         353,628
--------------------------------------------------------------------------------
                                                                      2,166,859
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.5%
Microchip Technology, Inc.                               23,455         528,910
Paychex, Inc.                                            22,810         574,813
Taiwan Semiconductor
    Manufacturing Co. Ltd. ADR                           51,979         489,122
--------------------------------------------------------------------------------
                                                                      1,592,845
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.2%
Genuine Parts Co.                                        12,890         432,588
McDonald's Corp.                                          9,180         527,759
Thomson Reuters Corp.                                    13,585         398,176
--------------------------------------------------------------------------------
                                                                      1,358,523
--------------------------------------------------------------------------------


FINANCIALS -- 6.7%
Alexandria Real Estate Equities, Inc.                     5,865         209,908
Allstate Corp.                                           15,610         380,884
Bank of Montreal                                          5,960         251,214
HSBC Holdings PLC ADR                                     9,865         412,061
--------------------------------------------------------------------------------
                                                                      1,254,067
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.3%
R. R. Donnelley & Sons Co.                               21,025         244,311
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  17,913,645
--------------------------------------------------------------------------------

INVESTMENT FUND -- 4.6%
Touchstone Institutional
    Money Market Fund^                                  862,025   $     862,025
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $22,506,393)                                                $  18,775,670

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                            (7,852)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  18,767,818
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 17,913,645   $         --   $         --   $ 17,913,645
Mutual Fund                862,025             --             --        862,025
                      ----------------------------------------------------------
                                                                   $ 18,775,670

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.0%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 31.2%
Apple, Inc.*                                            204,850      29,176,785
Broadcom Corp. - Class A*                               484,900      12,020,671
Google, Inc. - Class A*                                  50,500      21,290,295
QUALCOMM, Inc.                                          333,300      15,065,160
Salesforce.com, Inc.*+                                  307,100      11,722,007
Visa, Inc. - Class A                                    295,795      18,416,197
VMware, Inc.*                                           157,600       4,297,752
--------------------------------------------------------------------------------
                                                                    111,988,867
--------------------------------------------------------------------------------

HEALTH CARE -- 21.7%
Abraxis BioScience, Inc.*+                               43,225       1,593,274
Allergan, Inc.                                          332,500      15,820,350
Genzyme Corp.*                                          341,000      18,983,470
Intuitive Surgical, Inc.*                               114,300      18,706,338
Mindray Medical International Ltd. ADR                  243,400       6,795,728
Stryker Corp.                                           172,900       6,871,046
Varian Medical Systems, Inc.*                           255,800       8,988,812
--------------------------------------------------------------------------------
                                                                     77,759,018
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.9%
Amazon.com, Inc.*                                       264,700   $  22,144,802
Las Vegas Sands Corp.*                                1,390,734      10,931,169
NIKE, Inc. - Class B                                    137,400       7,114,572
Starbucks Corp.*                                        695,000       9,653,550
--------------------------------------------------------------------------------
                                                                     49,844,093
--------------------------------------------------------------------------------

ENERGY -- 13.8%
FMC Technologies, Inc.*                                 343,000      12,889,940
National-Oilwell Varco, Inc.*                           631,100      20,611,726
Schlumberger Ltd.                                       294,200      15,919,162
--------------------------------------------------------------------------------
                                                                     49,420,828
--------------------------------------------------------------------------------

FINANCIALS -- 10.2%
CME Group, Inc.                                          36,800      11,448,848
IntercontinentalExchange, Inc.*                         167,330      19,115,779
Moody's Corp.+                                          225,100       5,931,385
--------------------------------------------------------------------------------
                                                                     36,496,012
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
Monsanto Co.                                            172,500      12,823,650
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.0%
America Movil SAB de C.V. ADR                           276,800      10,717,696
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.6%
Iron Mountain, Inc.*+                                   201,200       5,784,500
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 354,834,664
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 7.6%
Invesco AIM Liquid Assets Portfolio **               21,097,277      21,097,277
Touchstone Institutional
    Money Market Fund^                                5,977,489       5,977,489
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  27,074,766
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.6%
(Cost $377,031,035)                                               $ 381,909,430

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6%)                     (23,532,028)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 358,377,402
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $20,409,534.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $354,834,664   $         --   $         --   $354,834,664
Mutual Fund             27,074,766             --             --     27,074,766
                      ----------------------------------------------------------
                                                                   $381,909,430

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 27.6%
$  514,995  FHLMC CMO/REMIC Ser 2510,
                Class TA, 4.000%, 6/15/32                         $     520,359
   848,874  FHLMC CMO/REMIC Ser 2543,
                Class YJ, 4.500%, 3/15/32                               862,619
   455,072  FHLMC CMO/REMIC Ser 2575,
                Class QP, 4.500%, 11/15/31                              463,183
 1,196,458  FHLMC CMO/REMIC Ser 2590,
                Class UL, 3.750%, 3/15/32                             1,201,074
   295,089  FHLMC CMO/REMIC Ser 2892,
                Class A, 5.000%, 5/15/21                                304,541
   724,509  FHLMC CMO/REMIC Ser 3138,
                Class PA, 5.500%, 2/15/27                               747,440
   575,548  FHLMC CMO/REMIC Ser 3178,
                Class MA, 6.000%, 10/15/26                              591,470
   113,977  FHLMC Pool #C66916, 7.000%, 5/1/32                          123,414
   110,712  FHLMC Pool #D94598, 6.500%, 4/1/21                          119,308
    69,053  FHLMC Pool #E97227, 7.000%, 9/1/14                           71,237
     9,305  FHLMC Pool #G10446, 6.500%, 2/1/11                            9,604
   145,545  FHLMC Pool #G30085, 7.500%, 10/1/17                         159,117
     5,847  FNMA CMO/REMIC Ser 1999-15,
                Class PC, 6.000%, 9/25/18                                 5,917
   736,430  FNMA CMO/REMIC Ser 2002-71,
                Class AP, 5.000%, 11/25/32                              770,475
   694,161  FNMA CMO/REMIC Ser 2003-119,
                Class PU, 4.000%, 11/25/33                              707,642
   463,199  FNMA CMO/REMIC Ser 2003-19,
                Class ME, 4.000%, 1/25/33                               466,787
   671,833  FNMA CMO/REMIC Ser 2003-42,
                Class CA, 4.000%, 5/25/33                               672,479
   219,457  FNMA CMO/REMIC Ser 2003-66,
                Class AP, 3.500%, 11/25/32                              216,832
     5,769  FNMA Pool #250477, 6.000%, 1/1/11                             5,959
     2,006  FNMA Pool #303096, 7.500%, 12/1/09                            2,017
    61,946  FNMA Pool #313429, 7.000%, 3/1/12                            64,839
   117,531  FNMA Pool #323441, 7.000%, 12/1/13                          120,866
   155,202  FNMA Pool #323832, 7.500%, 7/1/29                           169,308
     9,138  FNMA Pool #334593, 7.000%, 5/1/24                             9,944
   342,862  FNMA Pool #546474, 7.000%, 1/1/15                           360,478
        30  FNMA Pool #6222, 9.000%, 4/1/16                                  31
   228,763  FNMA Pool #665773, 7.500%, 6/1/31                           249,491
    17,684  GNMA ARM Pool #8426 (A),
                4.125%, 7/1/09                                           18,164
   778,962  GNMA CMO/REMIC Ser 2002-72,
                Class AB, 4.500%, 10/20/32                              799,029
     4,805  GNMA Pool #2707, 5.500%, 1/20/14                              5,027
     3,989  GNMA Pool #2802, 5.500%, 7/20/14                              4,173
    84,755  GNMA Pool #2843, 5.500%, 11/20/14                            88,660
    65,859  GNMA Pool #344233, 8.000%, 2/15/23                           72,303
   155,024  GNMA Pool #345123, 8.000%, 12/15/23                         170,193
    32,382  GNMA Pool #462486, 6.500%, 1/15/13                           34,609
    42,600  GNMA Pool #569337, 6.500%, 4/15/22                           45,051
    57,440  GNMA Pool #578189, 6.000%, 2/15/32                           60,372
    82,746  GNMA Pool #780322, 8.000%, 11/15/22                          90,668
    35,248  GNMA Pool #780327, 8.000%, 11/15/17                          38,467
   223,571  GNMA Pool #780604, 7.000%, 7/15/12                          236,943
    74,838  GNMA Pool #814, 8.000%, 8/20/17                              81,693
   430,000  GNMA, Ser 2004-12, Class BA,
                4.807%, 10/17/29                                        447,333
   383,862  GNMA, Ser 2004-43, Class A,
                2.822%, 12/16/19                                        386,073
   177,706  GNMA, Ser 2004-6, Class B,
                3.949%, 7/16/33                                         181,556
   132,820  GNMA, Ser 2004-9, Class A,
                3.360%, 8/16/22                                         133,482
   376,641  GNMA, Ser 2005-12, Class A,
                4.044%, 5/16/21                                         382,883
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                           $  12,273,110
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 18.2%
            FINANCIALS -- 10.8%
 1,000,000  American Express Credit Co.,
                MTN (A), 1.708%, 7/27/09                                987,590
   315,000  Bank of New York Mellon,
                4.950%, 11/1/12                                         333,079
   210,000  Fifth Third Bank, 4.200%, 2/23/10                           209,846
   280,000  Goldman Sachs Group, Inc.,
                6.875%, 1/15/11                                         296,018
   275,000  Hudson United Bank, 7.000%, 5/15/12                         287,541
   300,000  Metlife of Connecticut (A),
                1.381%, 7/15/09                                         270,444
   295,000  MONY Group, Inc., 8.350%, 3/15/10                           304,734
   190,000  Morgan Stanley, 5.625%, 1/9/12                              194,447
   120,000  New York Life Global Funding,
                5.250%, 10/16/12                                        127,064
   365,000  Northern Trust Corp., 5.300%, 8/29/11                       388,070
   450,000  PNC Funding Corp., 2.300%, 6/22/12                          453,665
   180,000  State Street Corp., 7.650%, 6/15/10                         184,686
   500,000  Wells Fargo & Co., MTN,
                3.980%, 10/29/10                                        509,461
   216,995  WHC-IRS Trust, 6.980%, 5/15/15                              240,532
--------------------------------------------------------------------------------
                                                                      4,787,177
--------------------------------------------------------------------------------

            HEALTH CARE -- 2.4%
   325,000  Baxter Finco BV, 4.750%, 10/15/10                           336,684
   330,000  Express Scripts, Inc., 5.250%, 6/15/12                      340,941
   360,000  Hospira, Inc., 5.550%, 3/30/12                              375,053
--------------------------------------------------------------------------------
                                                                      1,052,678
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 18.2% (CONTINUED)
            TELECOMMUNICATION SERVICES -- 1.5%
$  233,415  BellSouth Telecommunications,
                6.300%, 12/15/15                                  $     240,179
   245,000  Comcast Cable Communications,
                6.750%, 1/30/11                                         258,871
   175,000  Verizon New England, Inc.,
                6.500%, 9/15/11                                         186,273
--------------------------------------------------------------------------------
                                                                        685,323
--------------------------------------------------------------------------------

            CONSUMER DISCRETIONARY -- 1.3%
   620,000  CVS Caremark Corp. (A), .968%, 9/1/09                       615,604
--------------------------------------------------------------------------------

            INDUSTRIALS -- 1.0%
   189,212  Bae Systems 2001 Asset Trust,
                6.664%, 9/15/13                                         189,212
   225,000  Cooper US, Inc., 5.250%, 11/15/12                           240,297
--------------------------------------------------------------------------------
                                                                        429,509
--------------------------------------------------------------------------------

            UTILITIES -- 0.7%
   330,000  Westar Energy, Inc., 7.125%, 8/1/09                         329,871
--------------------------------------------------------------------------------

            INFORMATION TECHNOLOGY -- 0.5%
   200,000  Hewlett-Packard Co., 2.250%, 5/27/11                        200,609
--------------------------------------------------------------------------------

            TOTAL CORPORATE BONDS                                 $   8,100,771
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
 1,500,000  FHLMC, 2.000%, 2/25/11                                    1,510,322
   260,000  FNMA, 5.250%, 8/1/12                                        270,166
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                    $   1,780,488
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 2.9%
            PENNSYLVANIA -- 2.9%
   750,000  Commonwealth Fing Auth RB,
                Ser A, 3.860%, 6/1/11                                   767,700
   500,000  Pennsylvania State Tpk Commn
                BANS RB, Ser B, 5.290%, 10/15/09                        500,960
--------------------------------------------------------------------------------
            TOTAL MUNICIPAL BONDS                                 $   1,268,660
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 29.9%
   480,000  American Express Credit Account
                MTN, Ser 2005-4, Class A (A),
                .389%, 7/15/09                                          462,104
   268,822  Banc of America Commercial
                Mortgage, Inc., Ser 2000-2,
                Class A2, 7.197%, 9/15/32                               272,413
   260,000  Bank of America Auto Trust,
                Ser 2008-1A, Class A3A,
                4.970%, 9/20/12                                         266,792
   391,590  Caterpillar Financial Asset Trust,
                Ser 2008-A, Class A2B (A),
                1.464%, 7/25/09                                         391,710
   151,658  Centerpoint Energy Transition
                Bond, Ser 2005-A, Class A2,
                4.970%, 8/1/14                                          158,389
   270,000  Chase Issuance Trust, Ser 2007-A17,
                Class A, 5.120%, 10/15/14                               282,016
   430,000  Chase Issuance Trust, Ser 2008-A11,
                Class A11, 5.400%, 7/15/15                              450,728
   305,000  Chase Issuance Trust, Ser 2009-A3,
                Class A3, 2.400%, 6/17/13                               302,819
   415,000  Chase Manhattan Auto Owner Trust,
                Ser 2006-B, Class A4,
                5.110%, 4/15/14                                         427,644
 1,500,000  CNH Equipment Trust, Ser 2008-B,
                Class A3B (A), 1.432%, 7/15/09                        1,493,750
   360,667  Community Program Loan Trust,
                Ser 1987-A, Class A4,
                4.500%, 10/1/18                                         360,545
   245,000  Discover Card Master Trust,
                Ser 2008-A3, Class A3,
                5.100%, 10/15/13                                        254,192
   145,000  First Union National Bank
                Commercial Mortgage,
                Ser 2001-C2, Class A2,
                6.223%, 12/12/33                                        149,104
   447,253  First Union National Bank
                Commerical Mortgage,
                Ser 2001-C2, Class A2,
                6.663%, 1/12/43                                         460,541
   255,000  Ford Credit Auto Owner Trust,
                Ser 2007-B, Class A3A,
                5.150%, 11/15/11                                        261,465
   140,000  Ford Credit Auto Owner Trust,
                Ser 2009-B, Class A4,
                4.942%, 7/15/14                                         140,145
   360,000  GE Capital Commercial Mortgage
                Corp., Ser 2001-3, Class A2,
                6.070%, 6/10/38                                         361,979
 1,052,272  Harley-Davidson Motorcycle Trust,
                Ser 2006-1, Class A2,
                5.040%, 10/15/12                                      1,078,727
   180,000  John Deere Owner Trust, Ser 2007-A,
                Class A4, 5.070%, 4/15/14                               183,939
   315,000  LB-UBS Commerical Mortgage
                Trust, Ser 2003-C7, Class A3,
                4.559%, 9/15/27                                         305,913
   275,000  Louisiana Public Facilities
                   Authority, Ser 2008-Ell, Class A1,
                4.500%, 2/1/14                                          279,738
   316,945  Merrill Lynch Mortgage Investors
                Trust, Ser 1998-C1, Class A3,
                6.720%, 11/15/26                                        315,025
   328,222  Morgan Stanley Capital I, Ser
                2007-HQ11, Class A1,
                5.246%, 2/12/44                                         330,590

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 29.9% (CONTINUED)
$  400,000  PG&E Energy Recovery
                Funding LLC, 4.370%, 6/25/14                      $     413,209
   139,448  PG&E Energy Recovery
                Funding LLC, Ser 2005-2,
                Class A2, 5.030%, 3/25/14                               144,945
   143,349  RSB Bondco LLC, Ser 2007-A,
                Class A1, 5.470%, 10/1/12                               150,586
   139,665  Salomon Brothers Mortgage
                Securities VII, Ser 2000-C1,
                Class A2, 7.520%, 12/18/09                              140,521
   275,251  SBA, Ser 2002-20A, Class 1,
                6.140%, 1/1/22                                          294,295
   248,330  SBA, Ser 2002-20C, Class 1,
                6.070%, 3/1/22                                          265,245
   226,472  SBA, Ser 2002-20J, Class 1,
                4.750%, 10/1/22                                         234,139
   237,951  SBA, Ser 2003-20E, Class 1,
                4.640%, 5/1/23                                          245,167
   296,753  SBA, Ser 2004-20B, Class 1,
                4.720%, 2/1/24                                          306,894
   288,223  SBA, Ser 2005-20G, Class 1,
                4.750%, 7/1/25                                          299,539
   205,578  SBA, Ser 2006-P10A, Class 1,
                5.408%, 2/10/16                                         216,002
   352,905  SBA, Ser 2007-10E, Class 1,
                5.250%, 9/1/17                                          374,229
   384,731  SBA, Ser 2008-10B, Class 1,
                4.580%, 3/1/18                                          401,646
   265,000  Volkswagen Auto Lease Trust,
                Ser 2009-A, Class A3,
                3.410%, 4/16/12                                         267,808
   239,000  Volkswagen Auto Loan Enhanced
                Trust, Ser 2008-1, Class A3,
                4.500%, 7/20/12                                         245,561
   334,515  Wells Fargo Mortgage Backed
                   Securities, Ser 2006-16, Class A12,
                5.000%, 11/25/36                                        307,938
--------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                     $  13,297,992
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 8.0%
   940,353  U.S. Treasury Inflation Indexed
                Bond, 1.875%, 7/15/13                                   964,450
   500,000  U.S. Treasury Note, 2.375%, 8/31/10                         510,371
   750,000  U.S. Treasury Note, .875%, 2/28/11                          749,475
   500,000  U.S. Treasury Note, 4.125%, 8/31/12                         537,031
   800,000  U.S. Treasury Note, 2.750%, 10/31/13                        814,813
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                       $   3,576,140
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 9.0%
 3,982,740  Touchstone Institutional
                   Money Market Fund^                             $   3,982,740
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.6%
            (Cost $43,763,196)                                    $  44,279,901

            OTHER ASSETS IN
            EXCESS OF LIABILITIES -- 0.4%                               189,347
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $  44,469,248
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2009.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

SBA - Small Business Administration

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bond        $         --   $ 11,380,983   $         --  $  11,380,983
FHLMC                           --      1,993,001             --      1,993,001
FNMA                            --        862,066             --        862,066
GNMA                            --        907,856             --        907,856
Government Bond                 --        270,166             --        270,166
Mutual Fund              3,982,740             --             --      3,982,740
Mortgage Related                --     20,038,289             --     20,038,289
Municipal Bond                  --      1,268,660             --      1,268,660
Treasury Note                   --      3,576,140             --      3,576,140
                      ----------------------------------------------------------
                                                                  $  44,279,901

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.3%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 28.4%
Allied World Assurance Co. Holdings Ltd.                 21,240   $     867,229
AMERISAFE, Inc.*                                         28,320         440,659
Boston Private Financial Holdings                        88,190         395,091
Brandywine Realty Trust                                 135,660       1,010,667
Cash America International, Inc.                         41,540         971,621
Corporate Office Properties Trust                        32,480         952,638
DuPont Fabros Technology, Inc.*                         119,120       1,122,109
eHealth, Inc.*+                                          40,730         719,292
Evercore Partners, Inc.                                  52,550       1,032,081
First Citizens BancShares, Inc.                           2,820         376,893
First Niagara Financial Group, Inc.+                     67,000         765,140
GFI Group, Inc.                                          91,190         614,621
GLG Partners, Inc.*+                                    177,080         724,257
Hancock Holding Co.                                      14,240         462,658
Hatteras Financial Corp.                                 26,740         764,497
Hilltop Holdings, Inc.*                                  75,850         900,340
IBERIABANK Corp.                                         11,750         463,068
Knight Capital Group, Inc.*                              55,700         949,685
MF Global Ltd.*+                                        173,470       1,028,677
Mid-America Apartment Communities, Inc.                  25,370         931,333
Nelnet Inc. - Class A*                                   52,960         719,726
PrivateBancorp, Inc.                                     27,360         608,486
Prosperity Bancshares, Inc.+                             26,850         800,936
Signature Bank*                                          29,030         787,294
Stifel Financial Corp.*                                  17,560         844,460
Trustmark Corp.+                                         43,090         832,499
Webster Financial Corp.+                                115,560         930,258
Western Alliance Bancorp.*                               88,780         607,255
--------------------------------------------------------------------------------
                                                                     21,623,470
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.8%
ADC Telecommunications, Inc.*                           118,290         941,588
Alvarion Ltd.*                                           89,970         402,166
Ariba, Inc.*                                             65,630         645,799
China Security & Surveillance, Inc.*+                    72,940         549,968
CIENA Corp.*+                                            54,800         567,180
DG FastChannel, Inc.*                                    26,580         486,414
Fair Isaac Corp.                                         44,490         687,815
Global Cash Access Holdings, Inc.*                      111,690         889,052
International Rectifier Corp.*                           34,920         517,165
j2 Global Communications, Inc.*                          27,650         623,784
JDS Uniphase Corp.*                                     147,270         842,384
Net 1 UEPS Technologies, Inc.*                           79,430       1,079,454
Semtech Corp.*                                           43,990         699,881
Sigma Designs, Inc.*+                                    62,600       1,004,104
Teradyne, Inc.*                                         100,920         692,311
ValueClick, Inc.*                                        74,530         784,056
VeriFone Holdings, Inc.*                                101,970         765,795
Vishay Intertechnology, Inc.*                            88,840         603,224
Wright Express Corp.*                                    28,400         723,348
--------------------------------------------------------------------------------
                                                                     13,505,488
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.9%
99 Cents Only Stores*                                    63,120         857,170
Aaron Rents, Inc.                                        26,430         788,143
Ameristar Casinos, Inc.                                  37,920         721,618
Ascent Media Corp. - Class A*                            35,090         932,692
Carter's, Inc.*                                          41,730       1,026,975
Collective Brands, Inc.*                                 69,710       1,015,675
Dolan Media Co.*                                         95,460       1,220,932
Lincoln Educational Services Corp.*                      32,120         672,272
Saks, Inc.*+                                             90,380         400,383
Service Corp. International                             153,540         841,399
Shutterfly, Inc.*                                        34,390         479,741
Tractor Supply Co.*                                      19,530         806,980
--------------------------------------------------------------------------------
                                                                      9,763,980
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.5%
Astec Industries, Inc.*+                                 28,130         835,180
Belden CDT                                               42,300         706,410
Chicago Bridge & Iron Co. NV*                            71,940         892,056
Cubic Corp.                                              35,560       1,272,692
Diana Shipping, Inc.*+                                   69,250         922,410
Energy Solutions, Inc.                                   83,250         765,900
Fushi Copperweld, Inc.*                                  80,220         663,419
ICF International, Inc.*                                 30,410         839,012
MasTec, Inc.*                                            47,400         555,528
Michael Baker Corp.*                                     16,460         697,246
Powell Industries, Inc.*                                 19,170         710,632
Tutor Perini Corp.*+                                     36,540         634,334
--------------------------------------------------------------------------------
                                                                      9,494,819
--------------------------------------------------------------------------------

ENERGY -- 7.3%
Bill Barrett Corp.*                                      41,570       1,141,511
Bristow Group, Inc.*+                                    24,520         726,528
Global Industries, Ltd.*                                 80,610         456,253
Golar LNG Ltd.                                          115,990         991,715
Hornbeck Offshore Services, Inc.*                        24,680         527,905
Southern Union Co.                                       58,170       1,069,746
WSP Holdings Ltd.+                                       98,260         628,864
--------------------------------------------------------------------------------
                                                                      5,542,522
--------------------------------------------------------------------------------

MATERIALS -- 6.5%
Harry Winston Diamond Co.*                               91,830         547,307
Kaiser Aluminum Corp.                                    27,270         979,266
OM Group, Inc.*                                          33,440         970,429
Rock-Tenn Co.                                            18,830         718,553
RTI International Metals, Inc.*+                         62,590       1,105,964
Texas Industries, Inc.+                                  18,510         580,474
--------------------------------------------------------------------------------
                                                                      4,901,993

--------------------------------------------------------------------------------
UTILITIES -- 5.8%
Avista Corp.                                             31,530         561,549
California Water Service Group                           21,170         779,903
Cleco Corp.                                              37,720         845,682

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.3% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

UTILITIES -- 5.8% (CONTINUED)
Northwestern Corp.                                       39,110   $     890,145
PNM Resources, Inc.                                      56,930         609,720
South Jersey Industries, Inc.                            20,890         728,852
--------------------------------------------------------------------------------
                                                                      4,415,851
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.7%
Cal-Maine Foods+                                         34,770         867,859
Sanderson Farms, Inc.                                    14,330         644,850
Smart Balance, Inc.*                                     78,770         536,424
TreeHouse Foods, Inc.*                                   26,680         767,584
--------------------------------------------------------------------------------
                                                                      2,816,717
--------------------------------------------------------------------------------

HEALTH CARE -- 2.9%
Cooper Companies, Inc.                                   15,600         385,788
Health Net, Inc.*                                        71,650       1,114,158
Impax Laboratories, Inc.*                                99,720         733,939
--------------------------------------------------------------------------------
                                                                      2,233,885
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.5%
AboveNet, Inc.*                                           4,310         349,024
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  74,647,749
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.4%
Invesco AIM Liquid Assets Portfolio **               13,689,244      13,689,244
Touchstone Institutional
    Money Market Fund^                                1,006,270       1,006,270
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  14,695,514
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.7%
(Cost $80,962,876)                                                $  89,343,263

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.7%)                    (13,459,888)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  75,883,375
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $13,023,601.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.


                       VALUATION INPUTS AT REPORTING DATE:


DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $ 73,656,034   $        --    $         --  $  73,656,034
Foreign Stock              991,715            --              --        991,715
Mutual Fund             14,695,514            --              --     14,695,514
                      ----------------------------------------------------------
                                                                  $  89,343,263

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

             U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS -- 71.4%
$ 4,500,224  FHLMC CMO/REMIC Ser 2571,
                 Class FN (A), .969%, 7/15/09                     $   4,469,555
    808,378  FHLMC CMO/REMIC Ser 2575
                 Class LM, 4.500%, 5/15/32                              825,173
  1,255,792  FHLMC CMO/REMIC Ser 2586,
                 Class WA, 4.000%, 12/15/32                           1,269,592
    952,278  FHLMC CMO/REMIC Ser 2590,
                 Class UL, 3.750%, 3/15/32                              955,952
  1,179,829  FHLMC CMO/REMIC Ser 2594,
                 Class YA, 4.000%, 4/15/23                            1,219,298
  8,288,663  FHLMC CMO/REMIC Ser 2625,
                 Class IO, 5.000%, 12/15/31                             908,936
  2,814,958  FHLMC CMO/REMIC Ser 2660,
                 Class PB, 5.000%, 8/15/26                            2,878,805
    346,126  FHLMC CMO/REMIC Ser 2682,
                 Class HG, 4.000%, 4/15/17                              353,852
  2,665,393  FHLMC CMO/REMIC Ser 2770,
                 Class FH (A), .719%, 7/15/09                         2,595,298
  2,655,804  FHLMC CMO/REMIC Ser 2892,
                 Class A, 5.000%, 5/15/21                             2,740,866
    252,552  FHLMC CMO/REMIC Ser 2925,
                 Class CF (A), .819%, 7/15/09                           248,193
  2,553,497  FHLMC CMO/REMIC Ser 3033,
                 Class AT, 5.000%, 1/15/27                            2,600,301
    880,285  FHLMC CMO/REMIC Ser 3033,
                 Class BY (A), 2.570%, 7/1/09                           754,549
  1,355,192  FHLMC CMO/REMIC Ser 3073,
                 Class LA, 5.000%, 12/15/17                           1,391,334
  2,955,455  FHLMC CMO/REMIC Ser 3137,
                 Class PJ, 5.125%, 12/15/13                           2,977,367
  1,241,476  FHLMC CMO/REMIC SER 3178,
                 Class MA, 6.000%, 10/15/26                           1,275,821
  1,517,738  FHLMC CMO/REMIC Ser 3196,
                 Class PA, 5.250%, 8/15/11                            1,568,863
    481,117  FHLMC Pool #1H2524 (A),
                 4.244%, 7/1/09                                         486,926
  1,257,687  FHLMC Pool #1L1288 (A),
                 3.399%, 7/1/09                                       1,266,172
  2,818,210  FHLMC Pool #1Q0187 (A),
                 5.818%, 7/1/09                                       2,935,507
    793,985  FHLMC Pool #848088 (A),
                 4.485%, 7/1/09                                         814,796
     73,701  FHLMC Pool #B15413, 8.000%, 3/1/11                          76,628
     31,889  FHLMC Pool #E64944, 7.000%, 7/1/11                          33,400
    242,207  FHLMC Pool #G11072,
                 7.500%, 12/1/15                                        258,428
  3,359,247  FHLMC Pool#781515 (A),
                 2.752%, 7/1/09                                       3,354,394
  1,288,284  FNMA CMO/REMIC Ser 2003-106,
                 Class WC, 4.500%, 8/25/18                            1,308,931
  1,316,123  FNMA CMO/REMIC Ser 2003-119,
                 Class PU, 4.000%, 11/25/33                           1,341,684
    530,386  FNMA CMO/REMIC Ser 2003-19,
                 Class ME, 4.000%, 1/25/33                              534,495
  1,109,325  FNMA CMO/REMIC Ser 2003-27,
                 Class PC, 4.500%, 5/25/26                            1,117,222
    609,323  FNMA CMO/REMIC Ser 2003-33,
                 Class AM, 4.250%, 5/25/33                              626,021
    878,138  FNMA CMO/REMIC Ser 2003-33,
                 Class AU, 4.000%, 3/25/33                              883,981
    643,599  FNMA CMO/REMIC Ser 2003-34,
                 Class AD, 4.000%, 1/25/32                              652,464
  3,844,103  FNMA CMO/REMIC Ser 2003-69,
                 Class NF (A), 1.820%, 7/1/09                         3,810,833
  4,008,212  FNMA CMO/REMIC Ser 2003-81,
                 Class FE (A), .814%, 7/25/09                         3,892,228
  3,271,270  FNMA CMO/REMIC Ser 2004-96,
                 Class LF (A), 1.314%, 7/25/09                        3,196,724
    391,282  FNMA CMO/REMIC Ser 2005-108,
                 Class GU, 5.750%, 7/25/35                              396,949
    785,946  FNMA CMO/REMIC Ser 2006-2,
                 Class GH, 5.500%, 6/25/32                              799,398
  1,133,674  FNMA CMO/REMIC Ser 2006-73,
                 Class PJ, 6.000%, 2/25/28                            1,172,612
    936,389  FNMA CMO/REMIC Ser 2007-9,
                 Class YA, 5.500%, 3/25/37                              944,160
  3,297,272  FNMA CMO/REMIC Ser 2008-35,
                 Class IO, 4.500%, 4/25/23                              281,730
    540,946  FNMA Pool #1B2629 (A),
                 4.559%, 7/1/09                                         557,461
     31,515  FNMA Pool #253472,
                 7.500%, 9/1/10                                         32,260
    109,051  FNMA Pool #519992,
                 7.000%, 10/1/14                                        115,205
    120,410  FNMA Pool #534851,
                 7.500%, 4/1/15                                         128,257
    103,360  FNMA Pool #535219,
                 7.500%, 3/1/15                                         110,096
     21,200  FNMA Pool #535635,
                 8.500%, 6/1/12                                         21,871
    463,178  FNMA Pool #555646,
                 7.500%, 9/1/16                                         490,774
  1,102,451  FNMA Pool #679742 (A),
                 5.529%, 7/1/09                                       1,122,935
    615,680  FNMA Pool #681642 (A),
                 4.369%, 7/1/09                                         621,571
    423,716  FNMA Pool #743207 (A),
                 4.869%, 7/1/09                                         433,349
    603,417  FNMA Pool #804001 (A),
                 4.741%, 7/1/09                                         610,838
    451,326  FNMA Pool #809897 (A),
                 4.542%, 7/1/09                                         466,944
    852,434  FNMA Pool #810896 (A),
                 4.830%, 7/1/09                                         871,200
  5,941,220  FNMA Pool #813844 (A),
                 4.851%, 7/1/09                                       6,095,075

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
             U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS -- 71.4% (CONTINUED)
$ 4,173,143  FNMA Pool #825395 (A),
                 4.827%, 7/1/09                                   $   4,277,179
    547,167  FNMA Pool #828480 (A),
                 4.954%, 7/1/09                                         567,451
    465,999  FNMA Pool #888548 (A),
                 4.766%, 7/1/09                                         476,242
  1,023,093  GNMA ARM Pool #80889 (A),
                 4.000%, 4/20/34                                      1,036,502
     26,276  GNMA ARM Pool #8103 (A),
                 4.500%, 7/1/09                                          26,817
     32,413  GNMA ARM Pool #8287 (A),
                 4.125%, 7/1/09                                          33,183
     43,662  GNMA ARM Pool #8297 (A),
                 4.125%, 7/1/09                                          44,268
     80,739  GNMA ARM Pool #8333 (A),
                 4.500%, 7/1/09                                          82,669
     48,183  GNMA ARM Pool #8345 (A),
                 5.500%, 7/1/09                                          49,786
     66,807  GNMA ARM Pool #8366 (A),
                 5.375%, 7/1/09                                          69,340
      2,471  GNMA ARM Pool #8404 (A),
                 4.625%, 7/1/09                                           2,547
     27,745  GNMA ARM Pool #8405 (A),
                 4.625%, 7/1/09                                          28,566
      5,605  GNMA ARM Pool #8462 (A),
                 4.375%, 7/1/09                                           5,778
     23,110  GNMA ARM Pool #8489 (A),
                 5.500%, 7/1/09                                          23,910
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT
             MORTGAGE-BACKED OBLIGATIONS                          $  77,621,512
--------------------------------------------------------------------------------

             ASSET-BACKED SECURITIES -- 5.9%
    391,590  Caterpillar Financial Asset Trust
                 Ser 2008-A, Class A2B (A),
                 1.464%, 7/25/09                                        391,710
  1,500,000  CNH Equipment Trust Ser 2008-B,
                 Class A3B (A), 1.432%, 7/15/09                       1,493,751
    914,907  First Horizon Mortgage
                 Pass-Through Trust Ser 2005-2,
                 Class 1A1, 5.500%, 5/25/35                             913,345
    518,239  Harley-Davidson Motorcycle
                 Trust Ser 2005-2, Class A2,
                 4.070%, 2/15/12                                        524,641
    552,443  Harley-Davidson Motorcycle
                 Trust Ser 2006-1, Class A2,
                 5.040%, 10/15/12                                       566,332
    652,516  Madison Avenue Manufactured
                 Housing Ser 2002-A, Class A1 (A),
                 .664%, 7/25/09                                         608,756
    690,576  Nissan Auto Lease Trust Ser 2008-A,
                 Class A2B (A), 1.869%, 7/15/09                         690,576
  1,338,058  Wells Fargo Mortgage Backed
                 Securities, Ser 2006-16,
                 Class A12, 5.000%, 11/25/36                          1,231,751
--------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES                        $   6,420,862
--------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.6%
  2,000,000  FNMA, 4.750%, 7/23/13                                    2,005,338
  3,000,000  Overseas Private Investment
                 Corp. (A), .250%, 7/1/09                             3,000,000
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS                                   $   5,005,338
--------------------------------------------------------------------------------

             CORPORATE BONDS -- 4.2%
             FINANCIALS -- 4.2%
  2,000,000  American Express Credit Co., MTN (A),
                 1.708%, 7/27/09                                      1,975,182
  1,000,000  PNC Funding Corp., 4.500%, 3/10/10                       1,006,764
  1,600,000  Wells Fargo & Co., MTN,
                 3.980%, 10/29/10                                     1,630,275
--------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                                $   4,612,221
--------------------------------------------------------------------------------

             MUNICIPAL BONDS -- 4.9%
             PENNSYLVANIA -- 4.9%
  2,750,000  Commonwealth Fing Auth PA
                 Rev, Ser A, 3.860%, 6/1/11                           2,814,900
  2,500,000  Pennsylvania State Tpk Commn
                 BANS, Ser B, 5.290%, 10/15/09                        2,504,800
--------------------------------------------------------------------------------
             TOTAL MUNICIPAL BONDS                                $   5,319,700
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

             INVESTMENT FUND -- 9.7%
 10,562,639  Touchstone Institutional
             Money Market Fund^                                   $  10,562,639
--------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 100.7%
             (Cost $109,678,507)                                  $ 109,542,272

             LIABILITIES IN EXCESS
             OF OTHER ASSETS -- (0.7%)                                 (769,498)
--------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                 $ 108,772,774
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2009.

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bond        $         --   $  7,188,258   $         --  $   7,188,258
FHLMC                           --      6,132,048             --      6,132,048
FNMA                            --     31,934,785             --     31,934,785
GNMA                            --      1,359,100             --      1,359,100
Interest Only Bond              --      5,005,338             --      5,005,338
Government Bond                 --      1,190,667             --      1,190,667
Mutual Fund            10,562,639              --             --     10,562,639
Mortgage Related                --     40,849,737             --     40,849,737
Municipal Bond                  --      5,319,700             --      5,319,700
                      ----------------------------------------------------------
                                                                  $ 109,542,272

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Value Opportunities Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.6%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.4%
Axis Capital Holdings Ltd.                              108,200   $   2,832,676
Bank of America Corp.                                   267,900       3,536,280
Bank of New York Mellon Corp.                            95,985       2,813,320
Goldman Sachs Group, Inc.+                               21,625       3,188,390
JPMorgan Chase & Co.                                    157,725       5,380,000
MetLife, Inc.                                            67,975       2,039,930
Morgan Stanley                                           95,550       2,724,131
PNC Financial Services Group, Inc.+                      35,630       1,382,800
Simon Property Group, Inc.+                              48,468       2,492,718
US Bancorp                                              126,155       2,260,698
Wells Fargo                                              91,425       2,217,971
--------------------------------------------------------------------------------
                                                                     30,868,914
--------------------------------------------------------------------------------

ENERGY -- 17.9%
Anadarko Petroleum Corp.                                 66,500       3,018,435
Cabot Oil & Gas Corp.                                    65,620       2,010,597
Chevron Corp.                                           108,100       7,161,624
Devon Energy Corp.                                       44,475       2,423,888
Exxon Mobil Corp.                                        96,940       6,777,075
Noble Energy, Inc.                                       53,980       3,183,201
Peabody Energy Corp.                                     81,825       2,467,842
--------------------------------------------------------------------------------
                                                                     27,042,662
--------------------------------------------------------------------------------

HEALTH CARE -- 13.3%
Amgen, Inc.*                                             46,930       2,484,474
Boston Scientific Corp.*+                               209,130       2,120,578
Covidien PLC                                             55,995       2,096,453
Hospira, Inc.*                                           52,930       2,038,864
Johnson & Johnson+                                       57,365       3,258,332
Merck & Co., Inc.+                                       64,565       1,805,237
Pfizer, Inc.+                                           240,570       3,608,550
WellPoint, Inc.*                                         54,090       2,752,640
--------------------------------------------------------------------------------
                                                                     20,165,128
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.2%
Goodyear Tire & Rubber Co.*                             164,975       1,857,619
Home Depot, Inc.+                                        60,950       1,440,249
Liberty Media Corp.*                                     88,900       2,378,075
Liberty Media Interactive - Class A*+                   635,900       3,185,858
McDonald's Corp.                                         41,285       2,373,475
Time Warner Cable, Inc.                                  30,316         960,108
Time Warner, Inc.+                                      120,861       3,044,488
Walt Disney Co.                                          73,620       1,717,555
--------------------------------------------------------------------------------
                                                                     16,957,427
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.6%
CVS/Caremark Corp.                                       61,265       1,952,516
HJ Heinz Co.                                             54,565       1,947,971
Kraft Foods, Inc.- Class A                               60,885       1,542,826
Lorillard, Inc.                                          30,337       2,055,938
Procter & Gamble Co.                                     69,300       3,541,229
Walgreen Co.+                                            64,180       1,886,892
--------------------------------------------------------------------------------
                                                                     12,927,372
--------------------------------------------------------------------------------

UTILITIES -- 6.8%
DPL, Inc.                                                80,260       1,859,624
Exelon Corp.                                             84,205       4,312,138
National Fuel Gas Co.+                                  114,235       4,121,599
--------------------------------------------------------------------------------
                                                                     10,293,361
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 6.6%
Corning, Inc.                                           155,455       2,496,606
EMC Corp.*                                              120,255       1,575,341
Intel Corp.                                             100,630       1,665,427
Nokia Oyj - ADR                                         150,025       2,187,365
Symantec Corp.*+                                        136,395       2,122,306
--------------------------------------------------------------------------------
                                                                     10,047,045
--------------------------------------------------------------------------------

INDUSTRIALS -- 5.6%
General Electric Co.                                    351,675       4,121,630
Raytheon Co.                                             53,050       2,357,012
Shaw Group, Inc.*                                        73,475       2,013,950
--------------------------------------------------------------------------------
                                                                      8,492,592
--------------------------------------------------------------------------------

MATERIALS -- 4.7%
E.I. du Pont de Nemours & Co.                            56,525       1,448,171
Potash Corp. of Saskatchewan, Inc.+                      33,475       3,114,848
Rio Tinto PLC ADR+                                       15,225       2,494,921
--------------------------------------------------------------------------------
                                                                      7,057,940
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.5%
AT&T, Inc.                                              160,745       3,992,905
Verizon Communications, Inc.                             91,035       2,797,506
--------------------------------------------------------------------------------
                                                                      6,790,411
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 150,642,852
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------
                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.2%
Invesco AIM Liquid Assets Portfolio **               33,732,970   $  33,732,970
Touchstone Institutional
    Money Market Fund^                                1,263,730       1,263,730
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  34,996,700
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.8%
(Cost $205,438,587)                                               $ 185,639,552

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.8%)                    (34,519,830)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 151,119,722
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $32,624,179.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stock          $150,642,852   $         --   $         --  $ 150,642,852
Mutual Fund             34,996,700             --             --     34,996,700
                      ----------------------------------------------------------
                                                                  $ 185,639,552

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

RECENT ACCOUNTING PRONOUNCEMENTS - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The Funds have adopted the Financial Accounting Standards Board's (FASB) Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the period ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION - The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2009, the following Funds loaned securities and received collateral as follows:

                                               FAIR VALUE OF         VALUE OF
                                                 SECURITIES         COLLATERAL
                                                   LOANED            RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund               $  14,169,500       $ 14,845,739
Healthcare and Biotechnology Fund              $   7,716,123       $  7,908,941
Mid Cap Fund                                   $  38,204,333       $ 39,409,738
Sands Capital Select Growth Fund               $  20,409,534       $ 21,097,277
Small Cap Value Opportunities Fund             $  13,023,601       $ 13,689,244
Value Opportunities Fund                       $  32,624,179       $ 33,732,970

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS - The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FEDERAL TAX INFORMATION - As of June 30, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                GROSS             GROSS         NET UNREALIZED
                                                FEDERAL       UNREALIZED        UNREALIZED       APPRECIATION
                                               TAX COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Diversified Small Cap Value Fund           $  116,889,711   $    6,155,796   $  (24,757,473)   $  (18,601,677)
Healthcare and Biotechnology Fund          $   46,561,695   $    4,986,237   $     (901,083)   $    4,085,154
Intermediate Fixed Income Fund             $    3,899,303   $       26,576   $      (28,312)   $       (1,736)
International Growth Fund                  $   32,093,626   $    1,761,484   $   (4,483,574)   $   (2,722,090)
Mid Cap Fund                               $  194,270,207   $   14,799,109   $   (9,877,357)   $    4,921,752
Premium Yield Equity Fund                  $   22,506,398   $      736,942   $   (4,467,670)   $   (3,730,728)
Sands Capital Select Growth Fund           $  382,473,173   $   48,991,690   $  (49,555,433)   $     (563,743)
Short Duration Fixed Income Fund           $   43,763,201   $      609,601   $      (92,901)   $      516,700
Small Cap Value Opportunities Fund         $   81,842,736   $    9,947,507   $   (2,446,980)   $    7,500,527
Ultra Short Duration Fixed Income Fund     $  109,678,510   $      847,088   $     (983,326)   $     (136,238)
Value Opportunities Fund                   $  206,478,791   $    6,748,786   $  (27,588,025)   $  (20,839,239)

SUBSEQUENT EVENTS - The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 21, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 18, 2009